Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity [Line Items]
Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements
The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2015 based on the assessments performed in accordance with ASC 810, as amended by ASU 2015-02, and as of Dec. 31, 2014 based on the assessments performed in accordance with ASC 810, prior to the adoption of ASU 2015-02. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 as amended by ASU 2015-02 at Dec. 31, 2015
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$400	$400
Trading assets	1,228		—	1,228
Other assets	173		—	173
Total assets	$1,401	(a)	$400	$1,801
Trading liabilities	$229		$—	$229
Other liabilities	17		359	376
Total liabilities	$246	(a)	$359	$605
Nonredeemable noncontrolling interests	$738	(a)	$—	$738

(a)	Includes VMEs with assets of $190 million, liabilities of $1 million and nonredeemable noncontrolling interests of $5 million.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2014
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$414	$414
Trading assets	8,678		—	8,678
Other assets	604		—	604
Total assets	$9,282	(a)	$414	$9,696
Trading liabilities	$7,660		$—	$7,660
Other liabilities	9		363	372
Total liabilities	$7,669	(a)	$363	$8,032
Nonredeemable noncontrolling interests	$1,033	(a)	$—	$1,033

(a)	Includes VMEs with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
As of Dec. 31, 2015 and Dec. 31, 2014, the following assets related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2015
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$189	$—	$189

Non-consolidated VIEs at Dec. 31, 2014
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$148	$—	$148